U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                           --
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
                                                                          --

                  Pre-Effective Amendment No. __________

                  Post-Effective Amendment No. __________

                                     and/or
                                                                           --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
                                                                          --

                  Amendment No. __________

                        (Check appropriate box or boxes)

                           CLEARBROOK INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                     8000 Towers Crescent Drive, Suite 1350
                             Vienna, Virginia 22182
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (703) 506-9400

                                 David J. Ortiz
                           Clearbrook Investments, LLC
                     8000 Towers Crescent Drive, Suite 1350
                             Vienna, Virginia 22182
                     (Name and Address of Agent for Service)

                                   Copies to:

                            Stephanie A. Djinis, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

                           CLEARBROOK INVESTMENT TRUST

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(A)
                        UNDER THE SECURITIES ACT OF 1933
                        --------------------------------
PART A
------

Item No.   Registration Statement Caption           Caption in Prospectus
--------   ------------------------------           ---------------------

1.         Front and Back Cover Pages               Front and Back Cover Pages

2.         Risk/Return Summary:                     Investment Summary
           Investments, Risks, and Performance

3.         Risk/Return Summary: Fee Table           Expense Information

4.         Investment Objectives, Principal         Investment Details;
           Investment Strategies, and Related       Important Considerations
           Risks

5.         Management's Discussion of Fund          Inapplicable
           Performance

6.         Management, Organization, and            Management of the Fund
           Capital Structure

7.         Shareholder Information                  How to Invest in the Fund;
                                                    Purchasing Shares; Redeeming
                                                    Shares; Additional
                                                    Investment Information

8.         Distribution Arrangements                Distributions and Taxes;
                                                    Management of the Fund

9.         Financial Highlights Information         Inapplicable


PART B
------
                                                    Caption in Statement
                                                    of Additional
Item No.   Registration Statement Caption           Information
--------   ------------------------------           -----------

10.        Cover Page and Table of Contents         Cover Page and Table of
                                                    Contents

11.        Fund History                             Description of the Fund

12.        Description of the Fund and Its          Description of the Fund;
           Investments and Risks                    Investment Policies;
                                                    Investment Activities and
                                                    Risk Considerations

13.        Management of the Fund                   Management of the Fund

14.        Control Persons and Principal            Inapplicable
           Holders of Securities

15.        Investment Advisory and Other Services   Management of the Fund

16.        Brokerage Allocation and Other           Brokerage Transactions
           Practices

17.        Capital Stock and Other Securities       Description of the Fund

18.        Purchase, Redemption and Pricing of      Purchasing, Redeeming and
           Shares                                   Pricing of Shares

19.        Taxation of the Fund                     Tax Information

20.        Underwriters                             Management of the Fund

21.        Calculation of Performance Data          Performance Information

22.        Financial Statements                     Statement of Assets and
                                                    Liabilities

PART C
------

     The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

Clearbrook
Investments


CLEARBROOK
TECHNOLOGY FUND


Prospectus

______, 1998

Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission (the SEC). Also, the SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                           CLEARBROOK TECHNOLOGY FUND
                                   PROSPECTUS
                                ___________, 1998


                                Table Of Contents


             Investment Summary........................

             Expense Information.......................

             Investment Details........................

             Important Considerations..................

             Management of the Fund....................

             How to Invest in the Fund.................

             Purchasing Shares.........................

             Redeeming Shares..........................

             Additional Investment Information.........

             Distributions and Taxes...................

                               INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

The Clearbrook Technology Fund (the Fund) seeks long-term growth of capital primarily through equity investments in technology companies.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 65% of its total assets in the technology industry. The Fund does not require any particular asset allocations in technology subsectors (e.g., computer hardware, semiconductor).

The Fund will invest primarily in common stock of domestic companies and to a lesser degree foreign companies. These investments may range from large, well-known organizations to small companies and new companies issuing stock. The Fund may at times invest in other types of securities including preferred stock, warrants, and debt securities of the U.S. Government, states and municipalities, or corporate issuers.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is for investors that seek high investment returns and accept the greater risk associated with an aggressive growth fund. Like all equity investments, the Fund could experience significant price fluctuation in the short term, although long-term results have historically exceeded those of more conservative investments.

The Fund's investment return and net asset value fluctuate and when you sell your shares you may receive more or less than the amount you paid for them. Loss of money is a risk of investing in the Fund.

The Fund will concentrate 65% or more of its total assets in the technology industry. Although this provides the potential for significant growth, it also introduces greater risk (e.g., market, economic) because of this concentration in a single industry.

The Fund is non-diversified and, as such, it has the option to commit a larger portion of its assets to individual securities when investment opportunities arise. If the price of one or more of these securities should decrease, it would have a greater impact on the Fund's share price than on a diversified fund.

The Fund may invest a substantial portion of its assets in small capitalization companies. While investments in smaller companies may have the potential for rapid growth, they can involve greater risks and may be less liquid and more volatile than investments in larger companies.

The Fund may invest up to 35% of its total assets in foreign securities. This allows the Fund to participate in the growing technology innovation occurring outside the U.S., but also introduces the Fund to additional risks that are not typically associated with investing in domestic companies.

Please remember that mutual fund shares are not a deposit of a bank and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

                               EXPENSE INFORMATION

ANNUAL FUND OPERATING EXPENSES

The Technology Fund is "no-load" - you pay no sales charges or commissions when you buy or sell Fund shares. The Fund does have operating expenses, however, and your prorated share of these expenses are deducted from Fund assets. To help you understand these costs, the following table shows expected expenses.

--------------------------------------------------------------------------------
                      Management     Distribution        Other      Total Annual
                         Fees        (12b-1) Fees      Expenses     Fund Expense
--------------------------------------------------------------------------------

Technology Fund         1.00%            None*           0.98%          1.98%
Operating Expenses
--------------------------------------------------------------------------------

Management Fee:               Paid to the Adviser to provide  investment  advice
                              to the Fund.

Distribution (12b-1) Fees:    When a mutual fund  charges  this fee it is to pay
                              for certain  costs of  distributing  its shares to
                              the   public.   Items  that  may  be  included  in
                              distribution  fees are marketing  and  promotional
                              activities    and   printing   and    distributing
                              prospectuses to prospective investors.

Other Expenses:               Expenses incurred to operate the Fund,  including,
                              among others,  administration  and transfer agency
                              fees,  shareholder  report expenses,  registration
                              fees  and  custodian  fees.   These  expenses  are
                              estimated for the current fiscal year.


*The Fund has adopted a plan of distribution under Rule 12b-1. However, the Fund does not expect to incur distribution (12b-1) expenses in the current fiscal year and will not incur any such expenses until authorized by the Board of Trustees.

EXAMPLE OF YOUR EXPENSES

The following Example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Note: This is an illustration only and does not represent the Fund's past or future expenses or return on investment, which may be higher or lower than those shown.

--------------------------------------------------------------------------------
Assumptions used for comparison purposes:
o you invest $1,000 and keep it in the Fund for the time periods of one and three years, redeeming all your shares at the end of each of these time periods
o you receive a hypothetical 5% return on your investment each year (this is an assumption, NOT actual or anticipated Fund returns)
o  the Fund's operating expenses remain the same each year
--------------------------------------------------------------------------------

------------------------------------------------------------------
                                     One Year          Three Years
------------------------------------------------------------------
Expenses                              $ 20                $ 62
(based on assumptions)
------------------------------------------------------------------

                               INVESTMENT DETAILS

The investment objective of the Fund is to seek long-term growth of capital primarily through equity investments in technology companies.

Technology has become an integral part of today's business environment, providing a vehicle by which organizations can maintain and improve their productivity and competitive position. Technology companies that supply these products and services to businesses are experiencing tremendous growth. Small to medium-sized technology firms often double their size in three to five years, while large, well-positioned firms are often able to expand their market share and increase profits.

The Fund uses a two-part approach to seek capital appreciation while aiming to limit large price fluctuations of the Fund's shares.

The Fund invests primarily in rapidly growing technology companies that offer products or services critical to business productivity or competitive positioning. Without these technologies, businesses would leave themselves vulnerable to encroachment by peers. In the best circumstances, these technologies become almost mandatory and their purchase is not easily deferred. Examples of products that have previously experienced this demand include supply chain management systems in the manufacturing industry and electronic firewalls used to protect companies moving operations to the Internet.

To balance the possible volatility of these stocks, the Fund invests in technology companies that have undergone a marked decrease in the price of their shares and appear poised for rebound. These investments may include technology companies that have made market missteps, but appear to the Adviser to have rectified the problems and are now positioned for growth, or fundamentally solid technology companies with strong growth potential that appear to the Adviser to have undergone a market overcorrection.

--------------------------------------------------------------------------------

                               SUMMARY OF STRATEGY

1) Investments in rapidly growing technology companies that offer products and services critical to business and in high demand

2) Balanced by investments in technology companies that have undergone a marked decrease in share price but now appear positioned for rebound

   -  misstep by a company but have now rectified the problem

   -  market overcorrection on a fundamentally solid company

--------------------------------------------------------------------------------

Industry Concentration

     Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in the technology industry. The Fund does not require asset allocations in any particular technology subsectors (e.g., computer hardware, semiconductor).

Equity Securities

     The Fund will invest primarily in common stock of domestic companies and to a lesser degree foreign companies. These investments may range from large, well-known organizations to small companies and new companies issuing stock. The Fund may at times invest in other types of equity securities, including preferred stocks and warrants.

Foreign Securities

     The Fund may invest up to 35% of its total assets in foreign securities. Foreign securities in which the Fund may invest include securities in foreign markets and denominated in foreign currency, or American Depository Receipts which trade on U.S. stock exchanges.

Debt Securities

     The Fund may also invest in debt obligations of corporate issuers, the U.S. Government, states, municipalities or state or municipal government agencies. The Fund may invest a portion of its assets in high yield/high risk securities rated below investment grade (BB or lower by Standard & Poor's Ratings Group or Ba or lower by Moody's Investors Service, Inc.).

Futures, Options and Forward Contracts

     The Fund may use futures, options and forward contracts to generate additional income or to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currencies or interest rates. Futures are an agreement to buy or sell a financial instrument at a set price on a set date. Options are like futures but with the right or "option" to buy or sell instead of the obligation. When using forward contracts, the Fund initially pays a sum that is a fraction of the price of the contract's underlying stocks, indexes or currencies, providing the benefit of "owning" those securities or currencies without having to purchase them directly.

Temporary Defensive Position

     When the Adviser believes substantial price risks exist for common stocks because of uncertainties in the investment outlook or when in the judgement of the Adviser it is otherwise warranted in selling to manage the Fund's portfolio, the Fund may temporarily hold for defensive purposes all or a portion of its assets in short-term debt securities or cash equivalents, overriding the Fund's otherwise applicable investment policies. During these periods, the Fund may not participate in market advances or declines to the same extent that it would if it remained more fully invested and it may have more difficulty in achieving its investment objective.

Modifications To Objective and Policies

     The Fund's investment objective, and some of its investment policies and limitations, may be changed by the Board of Trustees after notification has been given to shareholders and after this Prospectus has been revised accordingly. Please see the Statement of Additional Information for more information.

                            IMPORTANT CONSIDERATIONS

Listed below are important aspects of the Fund for you to consider before investing. More detail on these and other Fund considerations can be found in the Statement of Additional Information.

--------------------------------------------------------------------------------------------------------------------------------
       PORTFOLIO                     POSSIBLE IMPACT                                          DETAILS
       ACTIVITY                          TO YOU
--------------------------------------------------------------------------------------------------------------------------------
Technology industry      o  Potential for higher returns but also    Technology stocks often experience significant growth
concentration               for greater fluctuation in the           and price appreciation.  Along with this growth potential,
                            Fund's share price due to                though, are the introduction of risks such as rapid product
                            concentration in one industry            obsolescence and the impact of a change to the economic
                                                                     climate.  Although the Fund actively seeks to minimize
                         o  Potential that one event, such as        fluctuations, it may experience, in a short period of time,
                            inflation, could have a greater          a significant increase or decrease in share price.
                            impact on the Fund

--------------------------------------------------------------------------------------------------------------------------------

Non-diversification      o  Potential for higher returns but also    When investment opportunities arise, the Fund, by being
                            for more price fluctuation than a        non-diversified, has the option to commit a larger portion
                            diversified fund                         of its assets to one issuer and thereby receive more
                                                                     benefit from that issuer's price appreciation.  It should be noted that the converse holds true and if the price
                                                                     decreases, it would have a greater impact on the Fund's
                                                                     share price than on a diversified fund.

--------------------------------------------------------------------------------------------------------------------------------

Small company stock      o  Potential for higher returns but also    Small, nimble companies often introduce new products or
                            for greater price fluctuation            services faster and more effectively than larger
                                                                     competitors.  The result can be considerable growth and
                         o  May be more difficult for the Fund       stock price appreciation. However, these companies,
                            to sell a portfolio holding and          because of their size and limited resources, may
                            receive the desired price                experience setbacks along the way, which cause their
                                                                     price to fluctuate in the short term.  Also, small company stocks may be less liquid and more volatile than those of
                                                                     larger companies.

--------------------------------------------------------------------------------------------------------------------------------

Foreign                  o  Potential for higher returns but also    Increasingly, foreign companies are developing market-
Securities                  for greater volatility                   driving technologies and present significant investment
                                                                     opportunities to the Fund.  These investments, though,
                                                                     may be subject to risks not typically associated with
                                                                     investing in domestic companies.  For example, such
                                                                     investment may be adversely affected by changes in
                                                                     currency rates and exchange control regulations, future
                                                                     political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income.

--------------------------------------------------------------------------------------------------------------------------------
                                       -7-

--------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover       o  Potential for higher returns but also    To capitalize on and benefit from the rapid changes in
                            for higher expenses because of           technology, the Fund may buy and sell stocks more than
                            greater portfolio activity               it would if investing in other industries.  High turnover
                                                                     may result in the Fund recognizing greater amounts of
                                                                     income and capital gains and incurring increased Fund
                                                                     expenses.

--------------------------------------------------------------------------------------------------------------------------------

Futures, Options         o  Potential benefits of portfolio          The Fund may use futures, options and forward contracts
and Forward                 protection against adverse price         to lock in potential profits or otherwise benefit the Fund.
Contracts                   changes in portfolio securities          These instruments introduce risk and transaction costs
                            and/or income generation, but also       and could limit the Fund's potential for profit or cause
                            of limiting profits if market            the Fund to incur a loss.
                            conditions unexpectedly change

--------------------------------------------------------------------------------------------------------------------------------

High Yield/High Risk     o  Potential for higher returns but also    High yield/high risk debt securities offer greater
Debt Securities             introduces a higher degree of credit     investment returns to investors than many other debt
                            risk                                     securities.  They also introduce risks, including the
                                                                     possibility of default or bankruptcy of the issuers of such securities and market price volatility based upon interest rate sensitivity, creditworthiness and relative liquidity of the secondary trading market.  An economic downturn
                                                                     could disrupt the market for such securities and adversely affect the value of outstanding bonds and the issuer's
                                                                     ability to repay principal and interest.

--------------------------------------------------------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER - Clearbrook Investments LLC (the Adviser), 8000 Towers Crescent Drive, Suite 1350, Vienna, Virginia 22182, is the investment adviser to the Fund and is responsible for managing the investment portfolio and performing the day-to-day business activities of the Fund. In this role, the Adviser provides ongoing advice on the Fund's investments, in accordance with the Fund's investment objective and policies. The Adviser is newly created and therefore has not previously provided advisory services to an investment company.

Under the advisory agreement between the Trust and the Adviser, the Fund pays the Adviser a fee at the annual rate of 1% of the Fund's average daily net assets. If necessary, the Adviser has voluntarily agreed to waive its fee and/or reimburse the Fund for other operating expenses in order to limit total operating expenses to 1.98% of average daily net assets. The Fund may reimburse the Adviser for any reductions in the Adviser's fees during the five years following that reduction if such reimbursement is requested by the Adviser, if such reimbursement can be achieved within the foregoing expense limit, and if the Board of Trustees approves the reimbursement at the time of the request as not inconsistent with the best interests of the Fund. The Adviser generally seeks to reimburse the oldest reductions and waivers before payment of fees and expenses for the current year.

PORTFOLIO MANAGER - David Ortiz, an officer of the Adviser, is the portfolio manager of the Fund and is responsible for the day-to-day management of the Fund's portfolio. Prior to February, 1998, Mr. Ortiz was a Partner at Booz Allen & Hamilton, a leading management and technology consulting firm. As an officer of the firm, he focused on business and technology issues of Fortune 500 companies in Financial Services, including banks, capital markets, and insurance, and of companies in other industries. Over the past ten years, he has helped these companies with strategies and solutions in areas including new product introductions, mergers & acquisitions, cost reduction, and infrastructure renewal. Mr. Ortiz has extensive experience and knowledge of the business, financial and technology issues that organizations face. His business experience spans from boardroom concerns to specific operational issues, and he has helped clients develop detailed financial analyses, forecasts, and models. His technology background spans from technology infrastructures, application architectures, and information technology management to product development and rollout. He has helped a broad cross-section of clients with the analysis, development, and introduction of new technology capabilities including client server and Internet offerings.

EXTENDED TEAM

ADMINISTRATOR/
TRANSFER AGENT:

Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

The    Administrator     will    provide
administrative services, accounting and pricing services, dividend disbursing, and shareholder servicing and transfer agent services.

DISTRIBUTOR:

CW Fund Distributors, Inc.
312 Walnut Street, 21st floor
Cincinnati, Ohio  45202

The  Distributor   will  be  the  Fund's
principal  underwriter and the exclusive
agent  for  the   distribution   of  its
shares.

FUND
CUSTODIAN:

--------------
--------------
--------------

The  Custodian  will  act as the  Fund's
depository,   safekeep   its   portfolio
securities, collect all income and other
payments,  disburse  funds as instructed
and   maintain   records  of   custodian
activities.

INDEPENDENT
AUDITORS:

--------------
--------------
--------------

The Auditors will render their opinion on the financial statements of the Fund, review Fund tax returns, and advise the Fund on tax matters.

DISTRIBUTION FEES

The Fund has adopted a plan of distribution (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, permitting it to pay certain costs of distributing its shares, including marketing and promotional activities, printing and distributing prospectuses and reports to prospective shareholders, printing and distributing Fund sales literature, compensation to dealers and others who provide distribution, administrative services, and support services. Under the Plan, the Fund may incur such expenses in an amount not exceeding .25% of its average daily net assets in any fiscal year. These fees are paid out of the Fund's assets on an on-going basis and over time will increase the cost of your investment. The Fund does not expect to incur distribution expenses in the current fiscal year and will not incur any such expenses until authorized by the Board of Trustees.

                            HOW TO INVEST IN THE FUND

MINIMUM INVESTMENTS

The minimum initial investment requirements of the Fund are shown below. The recommended subsequent investment for a regular or tax-deferred account is $1000, although no minimum has been formally established by the Fund at this time.


o  Regular accounts               Initial investment ...............  $5000

o  IRAs and other
   tax-deferred accounts          Initial investment ...............  $2500

o  Automatic investment           Initial investment ...............  $200*
   plans

* This program requires an automatic $200 investment each month until the account balance reaches $2500.

REGULAR ACCOUNT

You can set up a regular account simply by completing an account application and sending your investment to the Clearbrook Technology Fund, P.O. Box 5354, Cincinnati, Ohio 45201-5354. We provide you several options for doing this, including by mail, wire transfer and direct deposit. Details on purchasing or redeeming shares are presented on the following pages.

TAX-DEFERRED ACCOUNT

You may decide to set up a tax-deferred account. The following tax-deferred retirement plans are available with the Fund: Keogh Plans for self-employed individuals; individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs; qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision; and 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code. These accounts allow you to defer paying income tax on capital gains and dividends distributed by the Fund. Consult your tax adviser for more information. To set up a tax deferred account, please call the Fund at 888-____-_____.

AUTOMATIC INVESTMENT PLAN

You can make automatic monthly investments into the Fund from your bank, savings and loan or other depository institution account. There is currently no charge for these transfers, although the Fund reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

                                PURCHASING SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

By mail          INITIAL INVESTMENT

                 Send a check and a completed account application  (see attached
Questions?       application included with this prospectus) to:
call  888-
___-____         Clearbrook Technology Fund
                 P.O. Box 5354
                 Cincinnati, Ohio 45201-5354

                 Checks should be made payable to Clearbrook Technology Fund. We will send you a letter confirming your purchase of Fund shares after your account is set up. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any losses or fees incurred by the Fund or its transfer agent in the transaction. The Fund does not accept third party checks for the initial purchase of shares.

                 SUBSEQUENT INVESTMENTS

                 Send a check made payable to Clearbrook Technology Fund to the address shown above. Please include the name of your account and your account number to ensure proper processing.

--------------------------------------------------------------------------------

By wire          INITIAL INVESTMENT
transfer
                 To purchase shares by wire transfer, please call the Fund at 888-___-____ to obtain the information your bank or financial institution will need to perform the transfer.

                 Wired funds will not be credited to your account until an account application has been sent to the Fund (see mail address above) and has been processed. Your bank may impose a charge for sending the wire. At this time, the Fund does not charge a fee for receipt of wired funds, although it reserves the right to charge for this service upon thirty days' prior notice to shareholders.

                 SUBSEQUENT INVESTMENTS

                 Additional shares may be purchased by wire transfer using the same information used for the initial wire transfer.

--------------------------------------------------------------------------------

By direct        Fund  shares may be  purchased  through  direct  deposit  plans
deposit          offered by certain  employers and  government  agencies.  These plans enable you to have all or a portion of your payroll or social security check transferred automatically to purchase
                 Fund shares. Please consult your employer for details.

--------------------------------------------------------------------------------

Through          Fund shares can be purchased  through  brokerage firms or other
brokerage        financial  institutions that sell the Fund. These organizations
firms and        may charge you transaction fees on purchases of Fund shares and
financial        may impose other  charges or  restrictions  or account  options
institutions     that differ from those  applicable to shareholders who purchase directly through the Fund.

--------------------------------------------------------------------------------

                                REDEEMING SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

By mail          Send a written request to:

                 Clearbrook Technology Fund
Questions?       P.O. Box 5354
call  888-       Cincinnati, Ohio 45201-5354
--------
                 The request should include the number of shares or the dollar amount to be redeemed and your account number. The request must be signed with your name exactly as it appears in your account records.

                 If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, such as a bank, brokerage firm, or credit union. Proceeds of redemptions requested by mail are normally mailed within three business days following receipt of instructions in proper form. If you redeem shares from a newly opened account, payment will be made only after the check has been collected, which may be up to fifteen days from the purchase date. If you request, your redemption can be deposited directly into the bank account or brokerage account designated on your account application. This bank or brokerage account can be changed at any time by writing to the Fund with your signature guaranteed by any eligible guarantor institution. Further documentation will be required to change the designated account if a corporation, fiduciary or other organization holds shares.

--------------------------------------------------------------------------------

By wire          To redeem  shares  by wire  transfer,  please  call the Fund at
transfer         888-___-____ so we can obtain the  information  about your bank or financial institution needed to perform the transfer.

                 For wire transfers, you will be charged a processing fee by the Fund's Custodian, which will be deducted from your account (the Fund reserves the right, upon thirty days' written notice, to change the processing fee for wire transfers). Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account. If you request it, proceeds can be deposited directly into your commercial bank or other depository institution account via an Automated Clearing House
                 (ACH) transaction. There is currently no charge for ACH transactions. Please call the Fund at 888-___-____ for more information.

--------------------------------------------------------------------------------

Through          Shares may be redeemed by placing a redemption  request through
brokerage        a brokage firm or financial  institution.  Unaffiliated brokage
firms and        firms  or  financial  institutions  may  impose  a fee  on  the
financial        shareholder  for this  service.  You will receive the net asset
institutions     value per share next  determined  after  receipt by the Fund of your redemption request. It is the responsibility of these organizations to promptly transmit redemption orders.

--------------------------------------------------------------------------------

                        ADDITIONAL INVESTMENT INFORMATION

PRICE RECEIVED WHEN PURCHASING/REDEEMING SHARES

The price for shares is based on the Net Asset Value (NAV) of the Fund next calculated after your order is received by the Fund. The Fund's NAV is calculated using the market price of the Fund's portfolio as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each day that the Exchange is open for trading. Presently, the Exchange is open for trading on all days excluding Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Martin Luther King Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Securities held by the Fund may be primarily listed on foreign exchanges or traded in foreign markets which are open on days when the Exchange is not open for business. As a result, the Fund's NAV may be significantly affected by trading on days when the Fund is not open for business. The Fund's NAV is calculated by dividing the sum of the value of the Fund's securities plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

If your order is received by a dealer prior to 4:00 p.m. (Eastern time) on any business day and transmitted to the Fund's transfer agent, Countrywide Fund Services, Inc., by 5:00 p.m. (Eastern time) of that same day, you will receive that day's NAV. It is the responsibility of the dealer to transmit properly completed orders so that they will be received by the Fund's transfer agent by 5:00 p.m. (Eastern time). Dealers may charge a fee for your order. Direct orders received by the Fund's transfer agent by 4:00 p.m. (Eastern time) are confirmed at that day's NAV.

Direct investments received by the Fund's transfer agent after 4:00 p.m. (Eastern time) and orders received from dealers after 5:00 p.m. (Eastern time) are based on the Net Asset Value determined on the next business day. Please see the Statement of Additional Information for more details.

ACCOUNT BALANCES BELOW FUND MINIMUM

The Fund reserves the right to close your account if its value drops below $5000 (based on actual amounts invested, unaffected by market fluctuations), or $2500 in the case of tax-deferred retirement plans and automatic investment plans. For automatic investment plans, the minimum does not apply until after deposits have reached $2500. After notification, the Fund provides sixty days for you to increase the value of your account to the minimum amount.

OTHER ACCOUNT INFORMATION

o The Fund may change minimum investments and account balances or waive them in whole or in part for certain types of accounts.

o The Fund reserves the right to reject any order to purchase the Fund's shares.

o The Fund reserves the right to close an account if the shareholder is deemed to have engaged in activities which are illegal or otherwise believed to be detrimental to the Fund.

o  The Fund reserves the right to suspend the right of redemption or to postpone
   the  date  of  payment  for  more  than  three   business   days  if  unusual
   circumstances occur as determined by the SEC.

o At the discretion of the Fund or its transfer agent, corporate investors and other associations may be required to furnish appropriate certification authorizing redemptions.

o The Fund's account application contains provisions that exclude the Fund, its transfer agent and certain of their affiliates from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

REDEMPTION IN KIND

Under unusual circumstances, when the Board of Trustees deems it in the best interests of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS BY THE FUND

In December, the Fund intends to make distributions of any net investment income and realized capital gains to shareholders. By distributing capital gains and dividends annually, the Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income tax on that part of its investment company taxable income and net realized short-term and long-term capital gains it distributes to its shareholders in accordance with the timing requirements of the Internal Revenue Code. Distributions are paid out to all current shareholders and are based on the Fund's investment activity for that calendar year, NOT by how long you have owned Fund shares (see important tax note on distributions below).

DISTRIBUTION OPTIONS

Distributions are paid according to one of the following options:

     Share Option -     income  distributions  and capital  gains  distributions
                        reinvested in additional shares.

     Income Option -    income   distributions  and  short-term   capital  gains
                        distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

     Cash Option -      income  distributions  and capital  gains  distributions
                        paid in cash.

You should indicate your choice of option on your application. If no option is specified on your application, the Share option will be used. All distributions will be based on the net asset value in effect on the payable date.

If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES

You will generally owe taxes on all Fund distributions, even if you reinvest your distributions to purchase additional shares. Some exceptions do exist, including individuals with tax deferred accounts or those whose tax situation may not require them to pay taxes. You may wish to consult with your tax adviser to understand how investing in the Fund may affect your specific tax situation.

Each year, on or before January 31st, the Fund will send you a Form 1099 that details the distributions of capital gains and dividends that were made to your non-retirement accounts. Capital gains, which are the gains or losses produced when the Fund sells stocks during the calendar year, are taxable to you at different rates as either short-term, mid-term, or long-term gains. Dividends, which are earnings paid out to stockholders, are taxable to you as ordinary income. The Form 1099 provides important tax information and will be needed when you prepare your taxes.

  Important
  Note on
  Distributions

If you purchase shares of the Fund just before a distribution of net investment income and/or capital gains in December, a portion of what you paid for your shares will be returned to you in the form of this distribution. Receiving this distribution may have tax implications for you and therefore requires careful consideration. For example, if the Fund declares $1 per share in distributions and the price of the Fund is $13 per share, after the distribution is paid in December, the price would reduce to $12 per share. If you invest in the Fund just before the December distribution, you would pay $13 per share and almost immediately receive back $1 per share in the form of the distribution. You would then have $12 per share invested in the Fund, not the original $13 per share. If you reinvest the $1 per share, you would again have $13 per share invested in the Fund, but you would also have a potential tax liability. Unless you have set up a tax-deferred account, the $1 per share of investment income and or capital gains would be part of your gross income for that year and you would potentially owe taxes on it.

To Open an Account:
   Call 888-____-______
       or
   Use options listed on
   pg. 10 of this prospectus

Questions About Your Account:
Call 888-____-______

------------------

This prospectus gives you important information about the Clearbrook Technology Fund. Please read it carefully before you invest in the Fund and keep it available for future reference.

------------------

The Statement of Additional Information (SAI), which provides more information about the Fund, is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference in its entirety. A copy of the SAI can be obtained at no charge from the Fund by calling 888-___-____.

The SAI and other information about the Clearbrook Technology Fund can also be found at the Web site maintained by the SEC (www.sec.gov) or can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Hours of operation and procedures for the Public Reference Room are available by calling 1-800-SEC-0330. Copies of the Fund's documents can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

File number: 811-____

                           CLEARBROOK INVESTMENT TRUST

                      8000 Towers Crescent Drive Suite 1350
                             Vienna, Virginia 22182
                                 888-____-______
                               www.clearbrook.com


                       STATEMENT OF ADDITIONAL INFORMATION

                                 ________, 1998


                                    For the:

                                   CLEARBROOK
                                 TECHNOLOGY FUND



This document is not a prospectus, and should be read in conjunction with the Clearbrook Technology Fund prospectus dated ______, 1998. You can obtain a copy of the prospectus by writing Clearbrook Technology Fund, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or calling us at 1-888-____-_____.

                                    CONTENTS

         Overview.................................................... 1

         Description of the Fund .................................... 1

         Investment Policies......................................... 2

         Investment Activities and Risk Considerations............... 3

         Quality Ratings of Corporate Bonds
             and Preferred Stocks................................... 11

         Management of the Fund..................................... 14

         Brokerage Transactions..................................... 18

         Purchasing, Redeeming and Pricing Shares................... 19

         Tax Information ........................................... 19

         Performance Information.................................... 21

         Statement of Assets and Liabilities........................ 22

                                    OVERVIEW

Thank you for expressing interest in Clearbrook Investments. This Statement of Additional Information (SAI) is for investors who desire more detailed information about the Clearbrook Technology Fund (the Fund). The SAI is intended as a supplement to the Fund's prospectus, and information from the prospectus is included only selectively in this document where it helps in addressing specific topics.

This Statement of Additional Information presents more detailed and technical information than is found in the prospectus and may introduce topics and concepts not familiar to the reader. For these topics, we have tried to provide information to help the reader understand the meaning and possible implications of each topic. If you have questions, please feel free to call the Fund at 888-___-____.

                             DESCRIPTION OF THE FUND

Clearbrook Investment Trust (the Trust) was established as a Delaware business trust on June 29, 1998. The Trust is categorized as an open-end, management investment company which means that it pools money from shareholders and invests it in a portfolio of securities. As an open-end investment company, the Fund offers its shares on a continuous basis and a shareholder can redeem shares on request. The Fund offers its shares in "series," with each series representing a unique fund with its own investment objectives and policies. The Trust also qualifies as a "non-diversified" investment company. This allows for investment of a larger proportion of the Fund's assets in the securities of one issuer. In doing this, the Fund has the opportunity to receive more benefit from the price appreciation of one issuer, although it introduces greater risk than a diversified fund.

Shares of the Fund have equal voting rights and liquidation rights, and are voted in the aggregate and not by series except in matters where a separate vote is required by the Investment Company Act of 1940 or when the matter affects only the interest of a particular series. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee to the extent required by the Investment Company Act of 1940.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. No shareholder is liable to further calls or to assessment by the Fund without his express consent.

Shareholders of the Trust enjoy the same personal liability protections as extended to stockholders of a Delaware corporation - i.e., no shareholder shall be personally liable for debts or other liabilities of the Trust or any particular series (fund) of the Trust. As further protection, shareholders are indemnified from all losses and expenses of the Trust, and the Trust's obligations can only be enforced against the assets of the Trust itself. Therefore, it is believed that there is negligible risk of personal liability to the shareholder by owning shares in the Fund.

                               INVESTMENT POLICIES

Two levels of investment policies have been instituted: (1) fundamental policies, which require the vote of a majority of the Fund's outstanding shares to modify; and (2) non-fundamental policies that further govern the Fund and require only Trustee approval to modify.

The percentage limitations shown below, for both the fundamental and non-fundamental policies, apply at the time the Fund purchases a security. Except with respect to the Fund's policies on illiquid securities and borrowing, if policy limits are exceeded due to market fluctuations or the sale of other securities, the Fund will not be required to take action.

FUNDAMENTAL POLICIES

The following policies may not be changed without the vote of a majority of the Fund's outstanding shares.

     The Fund will not:

     1. Act as a securities underwriter (except when the Fund is selling securities and is deemed to be an underwriter under the Securities Act of 1933).

     2. Invest in real estate (except that the Fund may invest in shares of real estate investment trusts).

     3. Invest in commodities or commodity contracts (except that the Fund may purchase and sell options on securities and securities indices; financial futures; futures contracts on securities and securities indices; options on such futures; forward foreign currency exchange contracts; and forward contracts, as described in the Prospectus and this SAI).

     4. Purchase securities on margin (except for short-term credits as may be necessary for the clearance of purchases and sales of securities).

     5.   Engage in short sales of securities.

     6. Issue senior securities, except that the Fund may borrow money from banks for temporary purposes. This amount may not exceed 25% of the value of the Fund's total assets at the time of the borrowing. The Fund will not purchase portfolio securities while its borrowings are in excess of 5% of its total assets.

     7.   Make loans, except under the following conditions:

          o    Entering into repurchase agreements;

          o    Purchasing a portion of an issue of debt securities; and

          o Lending portfolio securities in an amount up to one-third of the value of its total assets.

     8. Invest more than 25% of its total assets in securities of issuers in any industry, except that the Fund will, under normal market conditions, invest at least 25% of its total assets in securities of issuers in the technology industry.

A majority of the Fund's outstanding shares means, for purposes of modifying the foregoing investment policies, the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

NON-FUNDAMENTAL POLICIES

The following policies may not be changed without Trustee approval:

     1. Under normal market conditions, the Fund will invest at least 65% of its total assets in the technology industry.

     2. The Fund will not invest more than 15% of its net assets in illiquid securities.

     3. The Fund will not invest in companies for the purpose of exercising control or management.

     4. The Fund will not purchase securities of any other investment company, other than to the extent permitted by Section 12(d) of the Investment Company Act of 1940.

                  INVESTMENT ACTIVITIES AND RISK CONSIDERATIONS

The prospectus of the Fund describes the Fund's investment objective, investment strategies, and the potential risks of investing in the Fund. In summary, the Fund seeks long-term capital appreciation primarily through equity investments in technology companies. It's investment strategy is based on a two part approach of (1) investing in rapidly growing technology companies that offer products and services critical to business and that are in high demand, and (2) providing balance to the portfolio and aiming to limit large price fluctuations by investing in technology companies that have undergone a marked decrease in share price but are now poised for rebound in the Adviser's opinion (these could either be companies that have made a misstep but appear to have now rectified the problem or fundamentally solid companies that have undergone what is believed to be a market overcorrection).

This section provides more details than the prospectus on how the Fund's portfolio may be invested. Key topics that are covered include the investment policies of the Fund and possible risks introduced by these investments.

INVESTMENT ACTIVITIES

The Fund invests primarily in the common stock of domestic technology companies. The Adviser, at its discretion, may engage in other investment activities if it believes these investments will benefit the Fund. Presented below is a summary of investment activities that the Adviser may utilize and the relevant potential risks.

Common and Preferred Stocks
---------------------------

Overview. The Fund may invest in common and preferred stocks of domestic companies and, to a more limited extent, foreign companies. Stocks represent ownership in a company. Common stocks offer a claim on the company's earnings and assets and usually include voting rights to elect the board of directors. Common stock dividends are not fixed, and are declared at the discretion of the company's board of directors. If a company does well, common stocks provide the greatest potential return to the shareholder. Different than common stocks, preferred stocks usually offer a fixed dividend to the shareholder but do not provide an ownership or equity stake in the company.

Risks. If a company experiences financial difficulties, bonds generally have first claim, followed by preferred stock, and then common stock; therefore common stocks introduce more risk. Common stock is also affected by the company's earnings, and may have a large increase or decrease in stock price based on these reported earnings. Additionally, stocks are subject to market risk, with their price potentially fluctuating up and down in concert with the general stock market. Preferred stocks, because of their fixed dividend and seniority when a company is in financial difficulties, are generally less risky although the Fund may decide to purchase higher risk preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends.

Securities of Small Companies
-----------------------------

Overview. The Fund may invest in securities of small to mid-size companies (defined by their market capitalization). Smaller companies have the potential for substantial gains, often more so than larger companies. This is due to the rapid revenue growth that a smaller company can experience when there is high demand for its products and services.

Risks. Investments in smaller companies may involve greater price volatility and investment risk than comparable investments in larger, more mature companies. Some of the potential risks include: narrow product lines, limited market share, limited financial resources, less depth in management than larger or more established companies, and reduced market liquidity for their shares. Often to a greater extent than large companies, small companies can experience large movements in stock price based on reported earnings.

Securities of Foreign Companies
-------------------------------

Overview. The Fund may invest in foreign securities, although these investments will generally be a smaller portion of the portfolio than investments in domestic companies. The Fund's investments may include securities trading in foreign markets and denominated in foreign currency or American Depository Receipts which trade on U.S. stock exchanges.

Risks. Investments in foreign securities may involve greater risks than investing in comparable securities of U.S. issuers. The primary risks include political and economic, regulatory, currency, and market risk. Political and economic risk occurs because of the national policies and legal systems in some foreign countries that operate differently than in the U.S. Developing countries have the additional risk of local economies that can change rapidly. Regulatory risk occurs because the level of regulatory oversight and supervision in some foreign countries differs from that in the U.S. Additionally, public information may not undergo the same level of auditing and financial reporting as domestic stocks. Currency risk occurs when the Fund buys a foreign security in foreign currency. If the exchange rate of the foreign currency into U.S. dollars becomes less favorable, the Fund's profits on the foreign security could be reduced or even become a loss. Market risk occurs when foreign markets are more volatile than domestic markets.

Securities of Companies with Limited Operating Histories
--------------------------------------------------------

Overview. The Fund may invest in securities of companies with limited operating histories, which is defined as less than three years of continuous operation.

Risks. Companies with limited operating histories generally offer less information by which future growth and earnings can be estimated. The fundamental analysis that can be performed on these companies is often more limited, and a greater emphasis has to be placed on factors including the potential strength of products and services and the experience of the management team. Many companies with limited operating histories are small companies and may also have risks associated with that type of company.

Warrants
--------

Overview. The Fund may invest a portion of its assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend.

Risks. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Securities that are Illiquid or Restricted
------------------------------------------

Overview. The Fund may invest in securities that may not be readily convertible into cash. Factors that drive this may include frequency of trades and quoted prices for the security, the number of dealers willing to make a market in the security and whether the securities are registered under the securities Act of 1933.

Risks. Illiquid securities introduce the Fund to greater risks. The Fund may not be able to sell an illiquid security as quickly as desired or at a reasonable price. In reselling a restricted security, the Fund may also incur higher expenses and experience delays and expenses associated with effecting registration.

Temporary Defensive Position
----------------------------

Overview. In special circumstances when the Adviser believes that the market conditions warrant a temporary defensive position, the Fund may invest in debt securities or cash equivalent securities beyond the limits established by the Fund's policies. These investments may include U.S. government securities, or other short-term, interest-bearing securities. During these periods, the Fund may not participate in stock or bond market advances or declines to the same extent that it would if the Fund was fully invested in stocks and bonds, and it may be more difficult for the Fund to meet its investment objectives.

Cash equivalent securities may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Cash equivalent securities also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Bankers' Acceptances are time drafts drawn on and "accepted" by a bank, are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, the issuer must have an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, be of equivalent quality in the Adviser's assessment. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Debt Securities
---------------

Overview. Debt securities represent borrowed money that is to be repaid by the issuer in fixed amounts. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. Types of debt securities include bonds or debentures usually issued by corporations and governments. The Fund may purchase debt securities rated at least investment grade (rated Baa or better by Moody's Investors Service, Inc. (Moody's) or BBB or better by Standard & Poor's Rating Group (S&P)). The Fund may also invest a portion of the portfolio in high yield/high risk debt securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If debt securities purchased by a Fund are downgraded to below investment grade following purchase, the Adviser will determine if any action should be taken. (See "Quality Ratings of Corporate Bonds and Preferred Stocks")

Risks. Debt securities are subject to credit, interest rate, and market risk. Credit risk represents the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service, the greater the estimated credit risk. Interest rate risk refers to the fact that the value of debt securities generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of debt securities held by the Fund, while rising interest rates will generally cause the value of debt securities to decline. Longer-term securities generally offer the potential for higher returns but are more sensitive to interest rate changes and are more volatile than shorter-term securities.

High yield/high risk debt securities generally offer higher returns but also introduce a higher degree of credit risk and will have characteristics including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, creditworthiness and relative liquidity of the secondary trading market. Because high yield/high risk debt securities have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for such securities and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield/high risk debt securities may exercise redemption or call provisions, which may force the Fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return for investors. If an issuer defaulted on a payment, the Fund would experience a reduction in income and could expect a decline in the market value of that security. For convertible securities there is also the risk of a decline in the market value of the securities for reasons similar to the price fluctuations seen in common stocks.

U.S. Government Securities.
---------------------------

Overview. The Fund may invest in debt obligations which are issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities") as described herein. U.S. Government Securities include the following securities: (1) U.S. Treasury obligations of various interest rates, maturities and issue dates, such as U.S. Treasury bills (mature in one year or less), U.S. Treasury notes (mature in one to seven years), and U.S. Treasury bonds (mature in more than seven years), the payments of principal and interest of which are all backed by the full faith and credit of the U.S. Government; (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Government, e.g., obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration and the Export Import Bank; some of which do not carry the full faith and credit of the U.S. Government but which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of the Tennessee Valley Authority, the U.S. Postal Service, the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"); and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association, the Federal Home Loan Banks and the Federal Farm Credit Bank; and (3) any of the foregoing purchased subject to repurchase agreements as described herein. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

Obligations of GNMA, FNMA and FHLMC may include direct pass-through "Certificates," representing undivided ownership interests in pools of mortgages. Such Certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government or the issuing agency. Mortgage Certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. To the extent such securities were purchased at a premium, such prepayments could result in capital losses. The U.S. Government does not guarantee premiums and market value of U.S. Government Securities.

Zero Coupon Securities and "Strips"
-----------------------------------

Overview. The Fund may invest in zero coupon bonds and "strips." Zero coupon bonds make no periodic interest payments but instead are sold at a discount from face value. The buyer receives the rate of return from the appreciation of the security which is redeemable at its face value on a given maturity date. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds.

Risks. The market values of zero coupon bonds and "strips" generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality. Additionally, interest income must be paid on the portion of the original issue discount that accrues during a given year. Since the Fund will not receive current cash payments on the zero coupon, in some years it may need to sell other portfolio holdings to satisfy the required cash distributions to shareholders. There is a risk that the Fund may have to sell portfolio holdings earlier and at a less advantageous position than it would otherwise need to.

Repurchase Agreements
---------------------

Overview. The Fund may invest in repurchase agreements with financial organizations. In a repurchase agreement, the Fund purchases securities and at the same time commits to resell that security to the seller at a set price and on a specific number of days from the purchase. In effect, the Fund temporarily loans money at an established interest rate to a financial institution, with the financial institution's securities as the collateral. The securities acquired by the Fund will have a market value at least equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. The Adviser will limit repurchase agreements to financial institutions that have been evaluated and deemed to be creditworthy.

Risks. Repurchase agreements involve certain risks. The Fund has a potential credit risk if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization, the Fund may be delayed in closing out the transaction. In this situation it is also possible that the Fund may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements
-----------------------------

Overview. The Fund may enter into reverse repurchase agreements, by temporarily selling securities to another financial institution, in order to provide cash in times of unusually heavy redemption requests or for other temporary purposes.

Risks. In a reverse repurchase agreement, there is a risk that the expense of the transaction will be higher than the interest earned on the agreement and the Fund therefore will lose some value. Additionally, a reverse repurchase agreement may have the effect of increasing the leverage of the Fund's portfolio, although this will be limited by segregating the Fund's assets in an amount equal to that committed in the agreement.

Borrowing
---------

Overview.  The Fund may borrow money from banks for temporary purposes.

Risks. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with their lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Lending of Portfolio Securities
-------------------------------

Overview. The Fund may lend its securities to qualified financial institutions in an amount not in excess of one-third of the Fund's total assets, as long as the terms and the structure of such loans are consistent with the Investment Company Act of 1940, or the rules and regulations or interpretations of the Securities and Exchange Commission. The Fund requires that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit, or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

Risks. The Fund is at risk that the other party to a securities lending transaction will default on its obligations and the Fund will be delayed in or prevented from exercising its rights to dispose of the collateral. These risks may include a possible decline in the value of the collateral while the Fund resolves the default situation, expenses incurred with these activities, and potentially losing part of the income from the transaction.

Futures, Options and Forward Contracts
--------------------------------------

Overview. The Fund may enter into futures, options and forward contracts. These financial instruments are used most often to protect the Fund from a given risk, although they may also be used at times to increase income or otherwise enhance returns. The Fund is required to maintain a segregated account with its custodian bank to "cover" its position in these contracts. The assets in this account may either be cash or liquid portfolio securities.

Risks. Although futures, options and forward contracts are used to benefit the Fund, they entail additional risks. The principal risks in utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forward contracts and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. Use of these strategies may have the potential of producing a loss instead of the intended portfolio protection or income generation. Any portfolio protection gained by using these strategies may have the unintended affect of limiting the Fund's opportunity to profit from unexpected favorable price movements in the underlying instruments. In addition, when entering into such a contract, the Fund assumes the risk that the counterparty will fail to perform its obligations.

Futures Contracts
-----------------

Definition. A futures contract is an agreement to buy or sell a specific amount of a financial instrument, at a particular price, at a future date. The contract obligates the buyer to purchase the underlying financial instrument, and the seller to sell it, unless the contract is sold to someone else before the settlement date. Futures contracts are traded on exchanges which have been designated "contract markets" by the Commodities Futures Trading Commission
(CFTC) and must be executed through a futures commission merchant (FCM) or brokerage firm which is a member of the relevant market. When entering into a futures contract, both the buyer and seller are required to deposit "initial margin" with the FCM. Initial margins are a percentage of the contract's value and can be maintained in liquid securities or cash. If the value of the initial margin declines below the required level, additional "variation margin" must be added. In general, the segregated assets used for the initial margin would be available to the Fund immediately upon closing out the futures position. Initial and variation margin is not considered purchasing securities on margin for purposes of the Fund's investment policies. The Fund intends to comply with the guidelines of eligibility for exclusion from being a "commodity pool operator" with the CFTC and the National Futures Association.

Overview. The Fund will purchase futures contracts primarily to protect the Fund from fluctuations in the value of portfolio securities or interest rates without having to actually buy or sell the underlying security. Examples of when the Fund would use futures contracts include if it plans to buy securities in the future and wants to protect itself from the potential increase in price of those securities, or if it currently holds securities and seeks to protect itself from a potential decline in the value of those securities.

Risks. Futures contracts involve certain risks. Although a futures contract is used to benefit the Fund, the overall performance could be worse than if the Fund had not entered into the futures contract. Some of the potential risks with using futures contracts include an unexpected move of the market opposite to what the futures contract is protecting; the inability to exactly match the Fund's portfolio with a contract and therefore only benefiting from limited protection; and the possibility that the contract may diverge from the price of the underlying security, again not providing the desired protection. Additional risks with using futures contracts are potential opportunity loss (assets are set aside to cover the contract instead of being invested); the possibility that the contract loses liquidity or cannot be easily replaced with a new position; and the risk that a given FCM declares bankruptcy and the Fund may lose some or all of the margin invested.

Options on Securities and Futures Contracts
-------------------------------------------

Definition. An option gives the right, but not the obligation, to buy or sell a security or futures contract at a specified price on or before a specified date for a set premium. If the option is not exercised after a set period, the option expires and the option buyer forfeits the premium.

Overview. The Fund may buy put and call options and write covered put and call options on securities. The Fund uses options primarily to protect the value of the Fund, although they may also be used to increase income or otherwise enhance returns. As an example, the Fund may buy call options to lock in the price of securities it plans to buy in the future or it may buy put options to defend against an expected decline in the value of its portfolio securities.

The Fund will most often write covered options. For a call option, the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration, or the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held is equal to or less than the exercise price of the call written or is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and other liquid portfolio securities in a segregated account with its custodian. For a put option, the Fund either segregates cash not available for investment or other liquid portfolio securities with a value equal to the exercise price of the put with the Fund's custodian, or holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The Fund also may write call options that are not covered for cross-hedging purposes. The Fund collateralizes its obligation by segregating cash or other liquid portfolio securities in an amount not less than the market value of the underlying security, marked-to-market daily.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security. The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by other liquid assets. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected, and the Fund may have to exercise the options in order to realize any profit.

The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

Risks. Buying an option involves the risk of losing the premium paid. The premium on an option is lost if the price of the underlying security does not increase (in the case of a call) above the exercise price, or does not decrease (in the case of a put) below the exercise price. Writing an option introduces additional risks. When writing a call option, if the value of the underlying security increases, then the call option may be exercised and the Fund's potential for capital appreciation would be limited to the exercise price. Additionally, when writing call options on a securities index, the Fund bears the risk of loss resulting from the imperfect correlation of the price of the securities index and the price of securities set aside to cover the position. When writing put options, if the market price of the underlying security rises above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price. In general, using options always has the potential to reduce profits that might otherwise have been realized in the underlying security by the amount of the premium paid for the option and by transaction costs.

Forward Contracts
-----------------

Definition. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers, and can be specifically drawn to meet the needs of the parties. A forward contract can be offset or terminated before its maturity, or may be held to maturity.

Overview. The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. Forward contracts may be used by the Fund to buy and sell currencies through forward currency contracts in order to fix a price for the security (transaction hedge). The Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar. This may be done by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency (position hedge). The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments (anticipatory hedge). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies (cross-hedge).

The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid portfolio securities having a value equal to the aggregate amount of the Fund's commitments under forward contracts. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or liquid portfolio securities on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency being hedged by a forward sale contract. Alternatively, the Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

Risks. Forward contracts seek to minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. Their is a risk that the matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is being hedged may not be precise. Additionally, shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its portfolio manager's projection of future exchange rates is inaccurate. Another risk with forward contracts is that they are not currently regulated by the CFTC. The CFTC may in the future assert authority to regulate forward contacts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

             QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS

The ratings of Moody's and Standard & Poor's for corporate bonds in which the Fund may invest are as follows:

Moody's
-------

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's
-----------------

     AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

     B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized.

The ratings of Moody's and Standard & Poor's for PREFERRED STOCKS in which the Fund may invest are as follows:

Moody's
-------

     aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba - An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b - An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa - An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Standard & Poor's
-----------------

     AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA - A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

     BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

     BB, B and CCC - Preferred stock rated BB, B and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC - The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     C - A preferred stock rated C is a non-paying issue.

     D - A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS OF THE FUND

The Trustees are responsible for overseeing the business affairs of the Fund. A major responsibility they have is to make or modify Fund policies that are not governed by shareholder vote. The Trustees have delegated day-to-day management of the Fund to the Adviser. The Trustees and the Adviser's management team meet periodically to review important Fund matters including investment policies, performance, and expenses.

The Trustees and officers of the Fund are listed below. Information includes the person's name, their age, and the position they hold with the Fund.

                                                               Estimated Annual
                                                                 Compensation
Name                   Age         Position Held                From the Trust
----                   ---         -------------                --------------

Robert Dorsey          41          Vice President                      0

*David Ortiz           35          Trustee / President                 0

Mark Seger             36          Treasurer                           0

John Splain            41          Secretary                           0

[Name]               [Age]         Trustee                           $500

[Name]               [Age]         Trustee                           $500

[Name]               [Age]         Trustee                           $500

[Name]               [Age]         Trustee                           $500

* This individual is an "interested person" (as defined in the Investment Company Act of 1940) of the Fund.

The principal occupation(s) during the past five years of the Trustees and officers of the Fund are set forth below:

Robert Dorsey       President and Treasurer of Countrywide  Fund Services,  Inc.
                    (a registered transfer agent) and CW Fund Distributors, Inc.
                    (the  Fund's   principal   underwriter)   and  Treasurer  of
                    Countrywide Investments, Inc. (a registered broker-dealer and investment adviser) and Countrywide Financial Services, Inc. (a financial services company and parent of Countrywide
                    Fund Services, Inc. and Countrywide Investments, Inc.) all of which are located at 312 Walnut Street, Cincinnati, Ohio
                    45202.

David Ortiz         Officer of the Fund's Adviser,  Clearbrook  Investments LLC,
                    8000 Towers Crescent Drive,  Suite 1350,  Vienna, VA, 22182.
                    From  1984 to 1997,  Partner/management  consultant  at Booz
                    Allen & Hamilton (a leading management and technology consulting firm).

Mark Seger          C.P.A. and Vice President of Countrywide Financial Services,
                    Inc. and CW Fund  Distributors,  Inc. and Vice President and
                    Chief Operating  Officer of Countrywide Fund Services,  Inc.
                    all of which are located at 312 Walnut Street, Cincinnati, Ohio 45202.

John Splain         Secretary and General Counsel of Countrywide  Fund Services,
                    Inc., CW Fund Distributors,  Inc.  Countrywide  Investments,
                    Inc. and Countrywide Financial Services, Inc. all of which are located at 312 Walnut Street, Cincinnati, Ohio 45202.

[Name]

[Name]

[Name]

[Name]

INVESTMENT ADVISER

Clearbrook Investments, LLC (the Adviser) is the investment adviser to the Fund. The Adviser was organized as a Virginia limited liability company in April 1998. David Ortiz, who is an officer of the Adviser and President and a Trustee of the Trust, has a controlling voting interest in the Adviser. As of the date of this Statement of Additional Information, the Adviser is the sole shareholder of the Fund.

Pursuant to an Advisory Agreement, the Adviser provides ongoing advice on the Fund's investments, in accordance with the Fund's investment objective and policies. The Adviser pays from its own resources the cost of providing investment advice to the Fund; compensation and expenses of Trustees affiliated with the Adviser, compensation of the Adviser's officers and staff; and facility costs for the Adviser.

The Fund bears all other expenses that are not assumed by the Adviser as described above. These include fund administration, custodian and transfer agent fees; legal and accounting fees; compensation for Trustees not affiliated with the Adviser; brokerage commissions; and costs associated with reports to shareholders and government agencies. The Fund is also responsible for nonrecurring expenses that may arise, including litigation to which the Fund may be a party. The Fund may also have an obligation to indemnify its Trustees and officers with respect to any such litigation.

The Advisory Agreement will continue in effect until ________, 2000. Thereafter, the Agreement is renewable from year to year so long as such continuance is approved annually by the majority vote of those Trustees who are not "interested persons" of the Adviser or the Trust, and either (1) by the majority vote of the full Board of Trustees, or (2) by the majority vote of the outstanding shares of the Fund. The Advisory Agreement will terminate upon its assignment or, without payment of penalty, on 60 days' written notice from either the Trust or the Adviser or a majority of the Fund's outstanding shares. The Adviser may, in addition to its advisory role to the Fund, provide investment advisory and other services for individuals, corporations or other investment companies.

The Fund pays the Adviser a monthly fee at the rate of 1% per annum of the average daily net assets of the Fund. If necessary, the Adviser has voluntarily agreed to waive its fee and/or reimburse the Fund for other operating expenses in order to limit total operating expenses to 1.98% of average net assets. Any reductions made by the Adviser in its fees are subject to reimbursement by the Fund within the following five years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitation. The Adviser generally seeks reimbursement for the oldest reductions before payment by the Fund for fees and expenses for the current year. In considering approval of the Trust's Advisory Agreement, the Board of Trustees specifically considered and approved the provision which permits the Adviser to seek reimbursement of any reduction made to its fees within the five year period. The Adviser's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to the Fund's ability to effect such reimbursement and remain in compliance with the 1.98% limitation on annual operating expenses. Second, the Adviser must specifically request the reimbursement from the Board of Trustees. Third, the Board of Trustees must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of the Fund until collection is probable; but the full amount of the potential liability will appear in a footnote to the Fund's financial statements. At such time as it appears probable that the Fund is able to effect such reimbursement, that the Adviser intends to seek such reimbursement and that the Board of Trustees has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

KEY SERVICE PROVIDERS

Distributor
-----------

CW Fund Distributors, Inc. (the Distributor), 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, serves as principal underwriter for the Trust pursuant to an Underwriting Agreement. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obliged to sell any particular amount of shares. The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years from the date of its execution, and for continuous one-year periods thereafter if such continuance is approved at least annually (i) by vote of a majority of the Board of Trustees or a vote of a majority of the outstanding shares of the Fund, and (ii) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Trust at any time on 60 days' written notice to the Distributor, without the payment of any penalty, by a vote of a majority of the Board of Trustees or by a vote of a majority of the outstanding shares of the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Distributor is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

Administrator/Transfer Agent
----------------------------

Countrywide Fund Services,  Inc. (Countrywide),  312 Walnut Street,  Cincinnati,
Ohio 45202, is retained by the Adviser to maintain the records of each shareholder's account, process purchases and redemptions of the Fund's shares and act as dividend and distribution disbursing agent. Countrywide also provides administrative services to the Fund, calculates daily net asset value per share and maintains such books and records as are necessary to enable Countrywide to perform its duties.

For the performance of these services, the Fund pays Countrywide (i) a fee for administrative services at the annual rate of .15% of the average value of the Fund's daily net assets up to $25,000,000, .125% of such assets from $25,000,000 to $50,000,000 and .10% of such assets in excess of $50,000,000 (subject to a minimum fee of $1,500 per month); (ii) a fee for transfer agency and shareholder services at the annual rate of $20 per shareholder account of the Fund (subject to a minimum fee of $1,500 per month); and (iii) a monthly fee for accounting and pricing services which will vary according to the Fund's average net assets during such month. In addition, the Fund reimburses Countrywide for out-of-pocket expenses, including but not limited to, postage, stationery, checks, drafts, forms, reports, record storage, communication lines and the costs of external pricing services.

Countrywide  is  an  indirect  wholly-owned  subsidiary  of  Countrywide  Credit
Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

Custodian
---------

_______________,  _____________,  _________________, has been retained to act as
Custodian for the investments of the Fund. ___________________ acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

Independent Auditor
-------------------

The firm of _________________ has been selected as independent auditors for the Trust. _________________, ____________________, __________, ____, performs an annual audit of the Trust's financial statements and advises the Trust as to certain accounting matters.

DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the Plan), which would allow the Fund to pay expenses associated with the distribution of the Fund's shares. The types of expenses may include payments to the Fund's Distributor or to securities dealers and financial institutions for distributing the Fund's shares, costs for marketing and promotional activities, costs of printing and distributing prospectuses and reports to prospective shareholders of the Fund, and costs for preparing, printing and distributing sales literature. In accordance with the Plan, the Fund may pay expenses of up to a limit of .25% per annum of the Fund's average daily net assets.

At this time, the Trustees have not authorized the payment of any distribution fees. The Trustees will authorize such payments only if they believe that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. If the Trustees do authorize the payment of distribution fees, the Trustees will review quarterly and annually the purpose of these fees and the amounts that have been expended.

The Plan must be approved each year by a majority vote of the Board of Trustees and by majority vote of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the Plan (the Independent Trustees) at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by majority vote of the Independent Trustees or by a majority vote of the outstanding shares of the Fund.

By reason of his controlling interest in the Adviser, David J. Ortiz may be deemed to have a financial interest in the operation of the Plan and related agreements.

                             BROKERAGE TRANSACTIONS

The Adviser, with supervision by the Trustees, is responsible for negotiating and placing portfolio transactions for the Fund. As specified in the Advisory Agreement, portfolio transactions will be placed with brokers and dealers who either (1) provide the most favorable price and efficient execution of transactions, or (2) provide a reasonable rate of commission in relation to brokerage and research services provided to the Fund or the Adviser.

The types of research services that may be provided to the Fund by the broker include broker and other third-party equity research, information as to the availability of securities for purchase or sale, evaluations of portfolio securities, computerized stock market and business news services, economic research and account performance data, and computerized stock quotation and trading services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These research services may help the Adviser in the analysis and evaluation of securities in which the Fund may invest, although they are not expected to decrease the expenses that the Adviser will incur in the performing investment advisory services for the Fund.

Generally, the Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Fund may be purchased directly from the issuer. Principal securities transactions are generally traded on a net basis and these transactions do not normally involve brokerage commissions. When securities are traded on a net basis (without commission) through broker-dealers and banks acting for their own account, such firms attempt to profit from buying at the bid price and selling at the higher asked price of the market, the difference being referred to as the spread. The cost of principal transactions by the Fund will include dealer or underwriter spreads.

The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Adviser and other affiliates of the Trust may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Fund will not effect any brokerage transactions in its portfolio securities with the Adviser if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Neither the Adviser, nor affiliates of the Trust, the Distributor or the Adviser, will receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with other brokers.

                    PURCHASING, REDEEMING AND PRICING SHARES

The Fund provides investors several options for purchasing and redeeming shares. If any questions arise on how to purchase shares, please call the Fund at 888-____-_____.

PRICE RECEIVED WHEN PURCHASING/REDEEMING SHARES

U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Other portfolio securities are valued as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the most recent bid price is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which the Adviser has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S.

dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued.

The value of non-dollar denominated portfolio instruments held by the International Value Fund will be determined by converting all assets and liabilities initially expressed in foreign currency values into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees. Gains or losses between trade and settlement dates resulting from changes in exchange rates between the U.S. dollar and a foreign currency are borne by the International Value Fund. To protect against such losses, the Fund may enter into forward foreign currency exchange contracts, which will also have the effect of limiting any such gains.

                                 TAX INFORMATION

The information presented below provides more detail on potential income tax issues relating to the Fund. It is not meant to be a complete discussion of tax implications. You may wish to consult with your tax adviser to understand in more detail how investing in the Fund may affect your specific tax situation.

STATUS AS A REGULATED INVESTMENT COMPANY

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By doing this, the Fund will generally be relieved of federal income taxes, which benefits the shareholders because distributions are not "double taxed" (i.e., not taxed at both the business and individual level). To qualify as a regulated investment company (RIC) under the Internal Revenue Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gains, and net gains from certain foreign currency transactions). The Fund must also meet several additional requirements: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies; and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer. Although the Fund intends to satisfy all the foregoing requirements, there is no assurance that the Fund will be able to do so.

DISTRIBUTIONS AND REDEMPTIONS

Distributions are taxed based on how long the Fund has held the shares, not by how long the shareholder has owned the shares. Generally, net capital gains from assets held for more than 18 months will be subject to a maximum tax rate of 20%; net capital gains from assets held for more than one year but no more than 18 months will be subject to a maximum tax rate of 28%; and net capital gains from assets held for one year or less will be taxed as ordinary income.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Also, income tax laws may not allow a loss on the sale of Fund shares if the shareholder reinvests in the Fund shortly before or after that sale.

The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

FOREIGN SOURCES OF INCOME

The Fund may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Fund if these instruments are profitable, the Fund may make various elections permitted by the tax laws. However, these elections could require that the Fund recognize taxable income, which in turn must be distributed.

Some foreign securities purchased by the Fund may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made, foreign taxes paid or accrued will represent an expense to the Fund that will reduce its investment company taxable income.

                             PERFORMANCE INFORMATION

The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in the Fund's returns, investors should recognize that they are not the same as actual year-by-year returns.

For the purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, funds that intend to advertise performance must include average annual total return quotations calculated according to the following formula:

                                  P(1+T)n = ERV
Where:
  P    =   a hypothetical initial payment of $1,000
  T    =   average annual total return
  n    =   number of years (1, 5, or 10)
  ERV  =   ending redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1-, 5-, or 10-year period, at the end of such period (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods of the Fund's existence or shorter periods dating from the commencement of the Fund's operations. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.

The foregoing information should be considered in light of the Fund's investment objectives and policies, as well as the risks incurred in the Fund's investment practices. Future results will be affected by the future composition of the Fund's portfolio, as well as by changes in the general level of interest rates, and general economic and other market conditions.

The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Fund may use the following publications or indices to discuss or compare Fund performance:

Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in any appropriate category published by Lipper Analytical Services, Inc. In addition, the Fund may use comparative performance information of relevant indices, including the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 Index, the NASDAQ Composite Index and the Value Line Composite Index. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange. The Russell 2000 Index, representing approximately 11% of the U.S. equity market, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market). The NASDAQ Composite Index is an unmanaged index which averages the trading prices of more than 3,000 domestic over-the-counter companies. The Value Line Composite Index is an unmanaged index comprised of approximately 1,700 stocks, the purpose of which is to portray the pattern of common stock price movement.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

                       STATEMENT OF ASSETS AND LIABILITIES

The Fund's Statement of Assets and Liabilities as of __________, 1998, which has been audited by ___________, is attached to this Statement of Additional Information.

                           CLEARBROOK INVESTMENT TRUST
                           ---------------------------

PART C:   OTHER INFORMATION
-------   -----------------

Item 23.  EXHIBITS
--------  --------

          (a)       Declaration of Trust

          (b)       By-Laws

          (c)       See Declaration of Trust and By-Laws

          (d)       Form of Advisory Agreement with Clearbrook Investments, LLC

          (e)       Form of  Underwriting  Agreement with CW Fund  Distributors,
                    Inc.

          (f)       Inapplicable

          (g)       Form of Custody Agreement

          (h) (i) Form of Administration Agreement with Countrywide Fund Services, Inc.

              (ii) Form of Accounting Services Agreement with Countrywide Fund Services, Inc.

              (iii) Form of Transfer,  Dividend Disbursing,  Shareholder Service
                    and Plan Agency  Agreement with  Countrywide  Fund Services,
                    Inc.

              (iv)  Form of License Agreement with Clearbrook Investments, LLC

          (i)       Opinion and Consent of Counsel

          (j)       Consent of Independent Accountants*

          (k)       Inapplicable

          (l)       Form of Agreement Relating to Initial Capital

          (m)       Form of Plan of Distribution Pursuant to Rule 12b-1

          (n)       Financial Data Schedule*

          (o)       Inapplicable

--------------------------------------
*   To be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control with the Fund.
--------  ------------------------------------------------------------

          After commencement of the public offering of the Registrant's shares, the Registrant expects that no person will be directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification
--------  ---------------

          Article VII of the Registrant's Declaration of Trust, incorporated herein by reference, provides for the indemnification of officers and Trustees.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers, employees and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, employee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, employee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The Registrant expects to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, and Clearbrook Investments, LLC (the "Adviser"). Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

          The Advisory Agreement with the Adviser provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by this Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Adviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under the Agreement or breach of its duty or of its obligations thereunder.

          The Underwriting Agreement provides that the Underwriter, its directors, officers, employees, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Underwriter's duties or from the reckless disregard by any of such persons of Underwriter's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 26.  Business and Other Connections of the Investment Adviser
--------  --------------------------------------------------------

          The Adviser is a registered investment adviser, providing investment advisory services to the Registrant. The Adviser is a newly-organized Virginia limited liability company. The Adviser has not previously provided investment advisory services to a registered investment company.

          The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

          (i) David J. Ortiz - Officer of the Adviser. From 1984 to 1997, Mr. Ortiz was a Partner/management consultant at Booz Allen & Hamilton (a leading management and technology consulting firm).

Item 27.  Principal Underwriters
--------  ----------------------

          (a) CW Fund Distributors, Inc. (the "Distributor") also acts as principal underwriter for other open-end investment companies: the Milestone Funds, Brundage, Story and Rose Investment Trust, Profit Funds Investment Trust, Firsthand Funds, the Lake Shore Family of Funds, UC Investment Trust and The James Advantage Funds.

          (b) The following list sets forth the directors and executive officers of the Distributor. Unless otherwise noted with an asterisk(*), the address of the persons named below is 312 Walnut Street, Cincinnati, Ohio 45202.

               *The   address  is  4500  Park  Granada   Boulevard,   Calabasas,
               California 91302.

                                                Position             Position
                                                with                 with
               Name                             Distributor          Registrant
               ----                             -----------          ----------

               *Angelo R. Mozilo                Chairman of          None
                                                the Board/
                                                Director

               *Andrew S. Bielanski             Director             None

               *Thomas H. Boone                 Director             None

               *Marshall M. Gates               Director             None

               Robert H. Leshner                Vice Chairman/       None
                                                Director

               Robert G. Dorsey                 President            Vice
                                                                     President

               Maryellen Peretzky               Vice President       None

               John F. Splain                   Vice President,      Secretary
                                                Secretary and
                                                General Counsel

               M. Kathleen Leugers              Vice President       None

               Mark J. Seger                    Vice President       Treasurer

               Christina H. Kelso               Vice President       None

               Terrie A. Wiedenheft             Treasurer            None

          (c)  Inapplicable

Item 28.  Location of Accounts and Records
--------  --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 8000 Towers Crescent Drove, Suite 1350, Vienna, Virginia 22182 as well as at the offices of the Registrant's administrator and transfer agent located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202.

Item 29.  Management Services
--------  -------------------

          Not Applicable

Item 30.  Undertakings
--------  ------------

          Not Applicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Vienna and State of Virginia, on the 1st day of July, 1998.

                                        CLEARBROOK INVESTMENT TRUST

                                        By: /s/ David J. Ortiz
                                            ---------------------------
                                            David J. Ortiz
                                            President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                   Title             Date
   ---------                   -----             ----



/s/ David J. Ortiz             President         July 1, 1998
------------------------       and Trustee
David J. Ortiz

/s/ Mark J. Seger              Treasurer         July 1, 1998
------------------------
Mark J. Seger

                                INDEX TO EXHIBITS
                                -----------------

(a)         Declaration of Trust

(b)         By-Laws

(c)         See Declaration of Trust and By-Laws

(d)         Form of Advisory Agreement

(e)         Form of Underwriting Agreement

(f)         Inapplicable

(g)         Form of Custody Agreement

(h) (i)     Form of Administration Agreement

    (ii)    Form of Accounting Services Agreement

    (iii)   Form  of  Transfer,  Dividend  Disbursing,   Shareholder
            Service and Plan Agency Agreement

    (iv)    Form of License Agreement

(i)         Opinion and Consent of Counsel

(j)         Consent of Independent Accountants*

(k)         Inapplicable

(l)         Form of Agreement Relating to Initial Capital

(m)         Form of Plan of Distribution Pursuant to Rule 12b-1

(n)         Financial Data Schedule*

(o)         Inapplicable

----------------------------
*    To be filed by amendment.